Stock-Based Compensation Expense (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 01, 2024	Jun. 18, 2024	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Stock-Based Compensation Expense [Line Items]
Vested options shares	210,520			719,167
Vesting period					4 years
Reverse stock split (in Dollars per share)		$ 0.1416	$ 0.1416	$ 31,090
Percentage of issued and outstanding shares				3.00%
Unrecognized cost (in Dollars)				$ 1,265,828
Exchange ratio (in Dollars per share)				$ 0.0284
Options [Member]
Stock-Based Compensation Expense [Line Items]
Cancelled options shares issued				14,808,486
Weighted average grant date fair value of stock options granted (in Dollars per share)					$ 0.81
Zoomcar Inc [Member]
Stock-Based Compensation Expense [Line Items]
Cancelled outstanding options				14,808,486
Options outstanding				719,167
First Reverse Stock Split [Member]
Stock-Based Compensation Expense [Line Items]
Shares reserved				196,953	9,848
Reverse stock split (in Dollars per share)				$ 19,695,305
2023 Incentive Plan [Member]
Stock-Based Compensation Expense [Line Items]
Options outstanding				20,435